Business Combinations (Details) - Schedule of Effect to Pro Forma Events (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Effect to Pro Forma Events [Abstract]
Loss per share attributable to common shareholders diluted	$ (3.01)	$ (105.51)	$ (14.03)	$ (176.42)